Shareholder Report	12 Months Ended	89 Months Ended
	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity California Municipal Trust
Entity Central Index Key	0000718891
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity California Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity® California Municipal Income Fund
Trading Symbol	FCTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® California Municipal Income Fund $10,000 $9,963 $10,228 $10,625 $11,653 $11,674 $11,596 $11,014 $11,620 $12,031 $12,714 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,003 $10,267 $10,667 $11,709 $11,780 $11,692 $11,137 $11,749 $12,056 $12,676 Bloomberg Municipal Bond Index $10,000 $10,025 $10,276 $10,701 $11,713 $11,837 $11,759 $11,159 $11,764 $12,112 $12,713 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® California Municipal Income Fund 5.67% 1.72% 2.43% Bloomberg California 4+ Year Enhanced Municipal Linked Index 5.15% 1.48% 2.40% Bloomberg Municipal Bond Index 4.96% 1.44% 2.43% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,905,996,999	$ 1,905,996,999
Holdings Count | shares	717	717
Advisory Fees Paid, Amount	$ 7,503,557
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 42.5 Transportation 17.6 Education 9.3 Health Care 8.3 Electric Utilities 5.9 Others(Individually Less Than 5%) 13.6 97.2 AAA 0.9 AA 58.9 A 28.0 BBB 6.8 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 58.9 A - 28.0 BBB - 6.8 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class Z
Trading Symbol	FIJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through February 28, 2026. Initial investment of $10,000. Class Z $10,000 $10,293 $11,290 $11,314 $11,242 $10,683 $11,264 $11,675 $12,341 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,266 $11,269 $11,337 $11,252 $10,718 $11,307 $11,602 $12,199 Bloomberg Municipal Bond Index $10,000 $10,299 $11,273 $11,393 $11,318 $10,741 $11,323 $11,658 $12,236 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.70% 1.75% 2.88% Bloomberg California 4+ Year Enhanced Municipal Linked Index 5.15% 1.48% 2.72% Bloomberg Municipal Bond Index 4.96% 1.44% 2.76% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,905,996,999	$ 1,905,996,999
Holdings Count | shares	717	717
Advisory Fees Paid, Amount	$ 7,503,557
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 42.5 Transportation 17.6 Education 9.3 Health Care 8.3 Electric Utilities 5.9 Others(Individually Less Than 5%) 13.6 97.2 AAA 0.9 AA 58.9 A 28.0 BBB 6.8 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 58.9 A - 28.0 BBB - 6.8 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class M
Trading Symbol	FCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,529 $9,754 $10,102 $11,043 $11,035 $10,935 $10,365 $10,898 $11,266 $11,876 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,003 $10,267 $10,667 $11,709 $11,780 $11,692 $11,137 $11,749 $12,056 $12,676 Bloomberg Municipal Bond Index $10,000 $10,025 $10,276 $10,701 $11,713 $11,837 $11,759 $11,159 $11,764 $12,112 $12,713 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 1.19% 0.65% 1.73% Class M (without 4.00% sales charge) 5.41% 1.48% 2.15% Bloomberg California 4+ Year Enhanced Municipal Linked Index 5.15% 1.48% 2.40% Bloomberg Municipal Bond Index 4.96% 1.44% 2.43% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,905,996,999	$ 1,905,996,999
Holdings Count | shares	717	717
Advisory Fees Paid, Amount	$ 7,503,557
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 42.5 Transportation 17.6 Education 9.3 Health Care 8.3 Electric Utilities 5.9 Others(Individually Less Than 5%) 13.6 97.2 AAA 0.9 AA 58.9 A 28.0 BBB 6.8 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 58.9 A - 28.0 BBB - 6.8 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class I
Trading Symbol	FCMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class I $10,000 $9,954 $10,210 $10,596 $11,609 $11,620 $11,532 $10,946 $11,527 $11,933 $12,598 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,003 $10,267 $10,667 $11,709 $11,780 $11,692 $11,137 $11,749 $12,056 $12,676 Bloomberg Municipal Bond Index $10,000 $10,025 $10,276 $10,701 $11,713 $11,837 $11,759 $11,159 $11,764 $12,112 $12,713 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.57% 1.63% 2.34% Bloomberg California 4+ Year Enhanced Municipal Linked Index 5.15% 1.48% 2.40% Bloomberg Municipal Bond Index 4.96% 1.44% 2.43% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,905,996,999	$ 1,905,996,999
Holdings Count | shares	717	717
Advisory Fees Paid, Amount	$ 7,503,557
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 42.5 Transportation 17.6 Education 9.3 Health Care 8.3 Electric Utilities 5.9 Others(Individually Less Than 5%) 13.6 97.2 AAA 0.9 AA 58.9 A 28.0 BBB 6.8 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 58.9 A - 28.0 BBB - 6.8 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class C
Trading Symbol	FCMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Class C $10,000 $9,854 $10,006 $10,282 $11,156 $11,056 $10,864 $10,209 $10,649 $10,999 $11,584 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,003 $10,267 $10,667 $11,709 $11,780 $11,692 $11,137 $11,749 $12,056 $12,676 Bloomberg Municipal Bond Index $10,000 $10,025 $10,276 $10,701 $11,713 $11,837 $11,759 $11,159 $11,764 $12,112 $12,713 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.56% 0.65% 1.48% Class C 4.56% 0.65% 1.48% Bloomberg California 4+ Year Enhanced Municipal Linked Index 5.15% 1.48% 2.40% Bloomberg Municipal Bond Index 4.96% 1.44% 2.43% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,905,996,999	$ 1,905,996,999
Holdings Count | shares	717	717
Advisory Fees Paid, Amount	$ 7,503,557
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 42.5 Transportation 17.6 Education 9.3 Health Care 8.3 Electric Utilities 5.9 Others(Individually Less Than 5%) 13.6 97.2 AAA 0.9 AA 58.9 A 28.0 BBB 6.8 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 58.9 A - 28.0 BBB - 6.8 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor California Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® California Municipal Income Fund
Class Name	Fidelity Advisor® California Municipal Income Fund Class A
Trading Symbol	FCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,532 $9,753 $10,097 $11,036 $11,020 $10,910 $10,329 $10,852 $11,209 $11,805 Bloomberg California 4+ Year Enhanced Municipal Linked Index $10,000 $10,003 $10,267 $10,667 $11,709 $11,780 $11,692 $11,137 $11,749 $12,056 $12,676 Bloomberg Municipal Bond Index $10,000 $10,025 $10,276 $10,701 $11,713 $11,837 $11,759 $11,159 $11,764 $12,112 $12,713 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 1.11% 0.56% 1.67% Class A (without 4.00% sales charge) 5.32% 1.39% 2.09% Bloomberg California 4+ Year Enhanced Municipal Linked Index 5.15% 1.48% 2.40% Bloomberg Municipal Bond Index 4.96% 1.44% 2.43% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,905,996,999	$ 1,905,996,999
Holdings Count | shares	717	717
Advisory Fees Paid, Amount	$ 7,503,557
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 42.5 Transportation 17.6 Education 9.3 Health Care 8.3 Electric Utilities 5.9 Others(Individually Less Than 5%) 13.6 97.2 AAA 0.9 AA 58.9 A 28.0 BBB 6.8 Not Rated 2.6 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 58.9 A - 28.0 BBB - 6.8 Not Rated - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity California Limited Term Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® California Limited Term Tax-Free Bond Fund
Class Name	Fidelity® California Limited Term Tax-Free Bond Fund
Trading Symbol	FCSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index for the fiscal year.
•In contrast, yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, detracted from relative performance, especially an overweight in bonds in the seven- to 10-year range, which underperformed the state index as the yield curve steepened.
•This period, the portfolio management team made no major changes to the fund's positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® California Limited Term Tax-Free Bond Fund $10,000 $9,973 $10,037 $10,301 $10,765 $10,883 $10,702 $10,460 $10,835 $11,152 $11,688 Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index $10,000 $10,001 $10,054 $10,325 $10,750 $10,899 $10,723 $10,552 $10,940 $11,252 $11,801 Bloomberg Municipal Bond Index $10,000 $10,025 $10,276 $10,701 $11,713 $11,837 $11,759 $11,159 $11,764 $12,112 $12,713 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® California Limited Term Tax-Free Bond Fund 4.81% 1.44% 1.57% Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index 4.88% 1.60% 1.67% Bloomberg Municipal Bond Index 4.96% 1.44% 2.43% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 647,675,981	$ 647,675,981
Holdings Count | shares	314	314
Advisory Fees Paid, Amount	$ 1,187,857
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$647,675,981
Number of Holdings	314
Total Advisory Fee	$1,187,857
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 49.7 Education 9.9 Health Care 8.8 Electric Utilities 6.9 Water & Sewer 6.2 Transportation 5.3 Others(Individually Less Than 5%) 11.0 97.8 AAA 4.2 AA 62.1 A 22.8 BBB 6.6 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 2.2 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.2 AA - 62.1 A - 22.8 BBB - 6.6 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.